Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Ordinary shares subscribed	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2020	$ 10,000	$ 9,716,484		$ 15,178,467	$ 56,625,084	$ 3,205,745		$ 84,735,780
Balance (in Shares) at Dec. 31, 2020	20,000,000
Net income					20,949,579			20,949,579
Currency translation adjustment						2,083,243		2,083,243
Balance at Dec. 31, 2021	$ 10,000	9,716,484		15,178,467	77,574,663	5,288,988		107,768,602
Balance (in Shares) at Dec. 31, 2021	20,000,000
Ordinary shares subscribed	$ 1,970	33,250,522						33,252,492
Ordinary shares subscribed (in Shares)	3,940,000
Shareholders’ contribution							635,310	635,310
Appropriation of statutory reserve				487,393	(487,393)
Net income					6,242,969		(65,265)	6,177,704
Currency translation adjustment						(9,141,126)	(13,902)	(9,155,028)
Balance at Dec. 31, 2022	$ 11,970	42,967,006		15,665,860	83,330,239	(3,852,138)	556,143	138,679,080
Balance (in Shares) at Dec. 31, 2022	23,940,000
Appropriation of statutory reserve				319,767	(319,767)
Net income					11,625,417		(34,376)	11,591,041
Currency translation adjustment						(3,416,514)	(15,785)	(3,432,299)
Balance at Dec. 31, 2023	$ 11,970	$ 42,967,006		$ 15,985,627	$ 94,635,889	$ (7,268,652)	$ 505,982	$ 146,837,822
Balance (in Shares) at Dec. 31, 2023	23,940,000